Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 8,152	$ 6,022
Restricted short-term bank deposits	251	251
Trade receivables	4	9
Other receivables and prepaid expenses	245	254
TOTAL CURRENT ASSETS	8,652	6,536
NON-CURRENT ASSETS:
Property and equipment, net	873	929
Right-of-use assets, net	59	137
Investments in a joint venture accounted for using the equity method	549	534
TOTAL NON-CURRENT ASSETS	1,481	1,600
TOTAL ASSETS	10,133	8,136
CURRENT LIABILITIES:
Loans from related party	1,057	1,042
Current maturities of long-term loan	163	139
Accounts payable and accruals:
Trade	95	130
Other	1,113	1,181
Short term lease liabilities	54	133
TOTAL CURRENT LIABILITIES	2,482	2,625
NON-CURRENT LIABILITIES:
Long-term loan		24
TOTAL NON-CURRENT LIABILITIES		24
TOTAL LIABILITIES	2,482	2,649
EQUITY:
Common shares	116	102
Share premium	29,438	25,882
Treasury shares	(77)	(77)
Foreign currency translation reserve	(1,208)	(1,466)
Accumulated deficit	(20,438)	(18,768)
Capital and reserves attributable to parent company shareholders	7,831	5,673
Non-Controlling interest	(180)	(186)
TOTAL EQUITY	7,651	5,487
TOTAL LIABILITIES AND EQUITY	$ 10,133	$ 8,136